Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Total interest income	$ 10,995	$ 10,554	$ 10,218	$ 9,884	$ 9,802	$ 9,491	$ 9,102	$ 9,023	$ 41,651	$ 37,418
Total interest expense	2,015	1,932	1,849	1,864	1,914	1,859	1,797	1,736	7,660	7,306
Net interest income	8,980	8,622	8,369	8,020	7,888	7,632	7,305	7,287	33,991	30,112
Other expenses									2,156	1,801
Provision for income taxes	1,315	1,294	1,182	1,020	952	808	723	662
Net income	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 1,701	$ 1,886	$ 1,528	$ 1,293	9,557	6,408
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Total interest income									1,893	983
Total interest expense									289	281
Net interest income									1,604	702
Other expenses									20	32
Income before provision for income taxes and equity in undistributed net income of subsidiary									1,584	670
Provision for income taxes									159	209
Income before provision for income taxes and equity in undistributed net income of subsidiary									1,425	461
Equity in undistributed net income of subsidiary									8,132	5,947
Net income									$ 9,557	$ 6,408